Stock Option Plan - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2021 shares $ / shares	Jan. 31, 2020 shares $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year | shares	3,790,104	3,883,019
Number of stock options, granted | shares	1,658,100	1,235,600
Number of stock options, forfeited/cancelled | shares	(226,850)	(95,728)
Number of stock options, exercised | shares	(718,232)	(459,287)
Number of stock options, repurchased for cancellation | shares	773,500	(773,500)
Number of stock options, outstanding at end of year | shares	4,503,122	3,790,104
Weighted average exercise price, outstanding at beginning of year	$ 42.32
Weighted average exercise price, outstanding at end of year	38.28	$ 42.32
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, outstanding at beginning of year	42.32	35.51
Weighted average exercise price, granted	26.89	46.90
Weighted average exercise price, forfeited/cancelled	44.42	43.48
Weighted average exercise price, exercised	$ 31.38	26.03
Weighted average exercise price, repurchased for cancellation		24.96
Weighted average exercise price, outstanding at end of year		$ 42.32